Bank Notes Payable (Tables)	6 Months Ended
Jun. 30, 2018
Bank Notes Payable [Abstract]
Schedule of bank notes payable
June 30, 2018
ICBC, due various dates from July 18, 2018 to July 29, 2018	$188,100
ABC, due various dates from July 29, 2018 to December 7, 2018	2,645,485
CMBC, due July 10, 2018	111,832
Total	$2,945,417

The Company had the following bank notes payable as of December 31, 2017:

December 31, 2017
ICBC, due various dates from January 28, 2018 to May 27, 2018	$3,052,664
ABC, due various dates from February 10, 2018 to April 30, 2018	1,384,016
CITIC, due various dates from January 31, 2018 to August 29,2018	599,169
Total	$5,035,849